S-K 1602(c) Dilution	Jun. 30, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	7.17
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.57
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.43
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.65
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.35
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.04
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.96
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.54
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.46
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	6.97
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.35
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.65
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.42
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.58
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.17
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.56
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.44
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.35
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.65
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 146,797,974
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,106,079
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.42
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.58
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 99,531,982
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	18,379,479
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.83
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 6.17
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 52,265,989
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	13,652,880
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.56
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.44
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	8,926,281
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.97
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.03
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 194,063,967
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	27,832,678
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.39
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.46
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.87
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.6
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.01
Without Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 202,350,000
Without Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	202,350,000
Without Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	202,350,000
Without Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	202,350,000
Without Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	202,350,000
Without Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
Without Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
Without Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
Without Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
Without Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(204,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(204,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(204,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(204,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(204,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(47,265,993)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(94,531,985)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(141,797,978)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(189,063,966)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,000,000
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,428,571
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,428,571
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,428,571
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,428,571
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,428,571
Without Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	610,500
Without Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	610,500
Without Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	610,500
Without Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	610,500
Without Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	610,500
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	43,607
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	43,607
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	43,607
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	43,607
Without Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	43,607
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(4,726,599)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(9,453,199)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(14,179,798)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(18,906,397)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.57
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.43
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 168,550,974
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	25,643,479
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.65
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.35
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 114,033,982
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	20,191,779
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.04
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.96
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 59,516,989
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	14,740,080
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.54
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.46
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	9,288,381
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.17
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.83
Net Tangible Book Value | $	$ (238,563)
Net Tangible Book Value Adjusted | $	$ 223,067,967
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	31,095,178
With Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.61
With Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.69
With Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.08
With Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.58
With Over- Allotment [Member] | Increase attributable to public shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.21
With Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 232,350,000
With Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	232,350,000
With Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	232,350,000
With Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	232,350,000
With Over- Allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	232,350,000
With Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
With Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
With Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
With Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
With Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	156,530
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(54,516,993)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(109,033,985)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(163,550,978)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(218,067,966)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
With Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
With Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
With Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
With Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
With Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,000,000
With Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,000,000
With Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,000,000
With Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,000,000
With Over- Allotment [Member] | Class A ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	23,000,000
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,642,857
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,642,857
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,642,857
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,642,857
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,642,857
With Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	655,500
With Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	655,500
With Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	655,500
With Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	655,500
With Over- Allotment [Member] | Class A ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	655,500
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	46,821
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	46,821
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	46,821
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	46,821
With Over- Allotment [Member] | Class A ordinary shares underlying the rights included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	46,821
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(5,451,699)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(10,903,399)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(16,355,098)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(21,806,797)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares